Pension Schemes - Plan assets (Details) - Plan assets [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Fair value plan assets at the beginning of the year	€ 755	€ 583
Interest Income	28	27
Employer contributions	250	194
Administrative expenses	(4)	(3)
Taxes on contributions	(11)	(8)
Insurance premiums for risk benefits	(10)	(9)
Return on plan assets	(53)
Actuarial gain on fair value of the plan assets.	18	(29)
Fair value plan assets at the end of the year	€ 973	€ 755